UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1).
Commission File Number of securitizer:  025-01611
Central Index Key Number of securitizer:  0001602753
Mostafa Nagaty – (212) 696-0100
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor:  ___________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ___________
Central Index Key Number of underwriter (if applicable):  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT
PART I:  REPRESENTATION AND WARRANTY INFORMATION
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Pursuant to Rule 15Ga-1(c)(3), the date of the last payment on the last asset-backed security outstanding that was issued by the securitizer was November 17, 2016.
PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
N/A

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: February 7, 2017	Annaly CRE LLC (Securitizer) By: /s/ Mostafa Nagaty Name: Mostafa Nagaty Title: CFO